Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2026
Shareholders' Equity
Schedule of changes in share capital

	Number
	of shares	Amount
Balance at January 1, 2025	192,552,695	$5,769.1
Exercise of stock options	110,917	9.9
Vesting of restricted share units	33,274	5.7
Dividend reinvestment plan	101,806	18.7
Balance at December 31, 2025	192,798,692	$5,803.4

Balance at January 1, 2026	192,798,692	$5,803.4
Exercise of stock options	6,883	0.8
Vesting of restricted share units	34,834	6.1
Dividend reinvestment plan	33,401	7.3
Balance at June 30, 2026	192,873,810	$5,817.6

Schedule of dividends paid

	For the three months ended		For the six months ended
	June 30,		June 30,
	2026	2025	2026	2025
Cash dividends	$80.6	$67.0	$161.1	$137.2
DRIP dividends	3.4	5.9	7.3	9.1
	$84.0	$72.9	$168.4	$146.3